Legal Proceedings Legal Proceedings (Detail) (Pending Litigation [Member])	Oct. 31, 2011 Complaint	Oct. 27, 2011 Complaint
Pending Litigation [Member]
Loss Contingencies [Line Items]
Shareholder derivative complaints filed	3
Shareholder derivative actions consolidated		2